Quarterly Report
May 31, 2020
MFS®  Blended Research®
Global Equity Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 1.0%
Huntington Ingalls Industries, Inc.	89	$17,790
L3Harris Technologies, Inc.	193	38,494
		$56,284
Airlines – 0.2%
Air Canada (a)	934	$10,786
Apparel Manufacturers – 1.9%
Burberry Group PLC	880	$16,344
LVMH Moet Hennessy Louis Vuitton SE	217	90,871
		$107,215
Automotive – 2.3%
Lear Corp.	565	$59,918
Magna International, Inc.	1,569	66,180
		$126,098
Biotechnology – 1.0%
Biogen, Inc. (a)	183	$56,197
Brokerage & Asset Managers – 1.5%
IG Group Holdings PLC	2,431	$23,057
Invesco Ltd.	3,388	27,002
TD Ameritrade Holding Corp.	838	31,232
		$81,291
Business Services – 2.5%
Fidelity National Information Services, Inc.	442	$61,363
Fiserv, Inc. (a)	726	77,515
		$138,878
Cable TV – 1.4%
Charter Communications, Inc., “A” (a)	144	$78,336
Chemicals – 0.6%
Eastman Chemical Co.	513	$34,925
Computer Software – 6.0%
Adobe Systems, Inc. (a)	266	$102,836
Microsoft Corp.	1,241	227,413
		$330,249
Computer Software - Systems – 5.3%
Apple, Inc.	330	$104,920
Fujitsu Ltd.	700	72,048
Hitachi Ltd.	2,400	76,888
Hon Hai Precision Industry Co. Ltd., GDR	3,980	19,661
SS&C Technologies Holdings, Inc.	263	15,226
		$288,743
Consumer Products – 2.2%
Essity AB (a)	806	$26,671
Kimberly-Clark Corp.	556	78,641
L'Oréal	56	16,351
		$121,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.5%
Schneider Electric SE	823	$82,104
Electronics – 5.0%
Applied Materials, Inc.	685	$38,483
Intel Corp.	490	30,836
Samsung Electronics Co. Ltd.	2,109	86,339
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,999	100,610
Texas Instruments, Inc.	146	17,336
		$273,604
Energy - Independent – 1.2%
CNOOC Ltd.	20,000	$22,267
Marathon Petroleum Corp.	594	20,873
Valero Energy Corp.	375	24,990
		$68,130
Energy - Integrated – 1.0%
BP PLC	6,162	$23,399
China Petroleum & Chemical Corp.	64,000	29,641
		$53,040
Food & Beverages – 2.2%
Coca-Cola European Partners PLC	428	$16,136
JBS S.A.	2,856	11,758
Nestle S.A.	568	61,497
Tyson Foods, Inc., “A”	521	32,010
		$121,401
Food & Drug Stores – 0.7%
Seven & I Holdings Co. Ltd.	300	$10,256
Wal-Mart Stores, Inc.	210	26,053
		$36,309
General Merchandise – 0.5%
Bim Birlesik Magazalar A.S.	2,960	$28,226
Health Maintenance Organizations – 2.4%
Cigna Corp.	378	$74,587
Humana, Inc.	143	58,723
		$133,310
Insurance – 4.0%
Equitable Holdings, Inc.	1,432	$27,366
Hartford Financial Services Group, Inc.	719	27,530
Manulife Financial Corp.	1,138	14,123
MetLife, Inc.	1,652	59,489
Prudential Financial, Inc.	349	21,275
Zurich Insurance Group AG	214	69,238
		$219,021
Internet – 5.7%
Alphabet, Inc., “A” (a)	114	$163,421
Alphabet, Inc., “C” (a)	8	11,431
Facebook, Inc., “A” (a)	609	137,080
		$311,932

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.9%
Brunswick Corp.	362	$19,914
Electronic Arts, Inc. (a)	140	17,203
Take-Two Interactive Software, Inc. (a)	89	12,119
		$49,236
Machinery & Tools – 3.7%
AGCO Corp.	1,066	$58,875
Doosan Bobcat, Inc.	1,436	27,480
Eaton Corp. PLC	973	82,608
Regal Beloit Corp.	444	35,316
		$204,279
Major Banks – 3.8%
ABSA Group Ltd.	3,380	$15,704
Banco Bradesco S.A., ADR	6,037	20,888
Bank of China Ltd.	56,000	20,445
BOC Hong Kong Holdings Ltd.	7,500	20,899
China Construction Bank	39,000	30,641
State Street Corp.	276	16,825
Sumitomo Mitsui Financial Group, Inc.	1,700	49,166
UBS Group AG	3,113	33,544
		$208,112
Medical & Health Technology & Services – 3.0%
HCA Healthcare, Inc.	620	$66,278
McKesson Corp.	522	82,826
Universal Health Services, Inc.	134	14,130
		$163,234
Metals & Mining – 1.7%
Fortescue Metals Group Ltd.	1,659	$15,371
POSCO	330	48,230
Rio Tinto PLC	510	27,336
		$90,937
Natural Gas - Pipeline – 2.0%
Enterprise Products Partners LP	2,885	$55,103
EQM Midstream Partners LP	1,435	28,198
Pembina Pipeline Corp.	1,044	26,084
		$109,385
Other Banks & Diversified Financials – 3.7%
Banco Macro S.A., ADR (a)	342	$5,869
Citigroup, Inc.	1,442	69,086
DBS Group Holdings Ltd.	4,200	57,881
ORIX Corp.	1,600	21,201
Sberbank of Russia PJSC, ADR	2,819	32,045
SLM Corp.	1,988	15,069
		$201,151
Pharmaceuticals – 7.4%
Bayer AG	1,062	$70,939
Eli Lilly & Co.	568	86,876
Kyowa Kirin Co. Ltd.	600	16,257
Merck & Co., Inc.	631	50,934
Novartis AG	247	21,412
Novo Nordisk A.S., “B”	885	57,699
Roche Holding AG	291	101,013
		$405,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 0.2%
Impala Platinum Holdings Ltd.	2,077	$13,937
Printing & Publishing – 1.3%
Transcontinental, Inc., “A”	3,130	$27,211
Wolters Kluwer N.V.	573	45,785
		$72,996
Railroad & Shipping – 0.8%
Kansas City Southern Co.	144	$21,675
Sankyu, Inc.	500	20,376
		$42,051
Real Estate – 2.9%
Daiwa House Industry Co. Ltd.	2,200	$54,559
Lexington Realty Trust, REIT	1,560	15,163
Longfor Properties Co. Ltd.	4,500	20,377
Spirit Realty Capital, Inc., REIT	814	23,142
Stockland, REIT	10,380	24,700
STORE Capital Corp., REIT	1,153	22,299
		$160,240
Restaurants – 1.7%
Greggs PLC	2,333	$53,424
Starbucks Corp.	543	42,349
		$95,773
Specialty Chemicals – 1.3%
Akzo Nobel N.V.	168	$13,790
Linde PLC	292	58,587
		$72,377
Specialty Stores – 5.1%
Amazon.com, Inc. (a)	55	$134,330
AutoZone, Inc. (a)	36	41,323
Best Buy Co., Inc.	244	19,054
Target Corp.	700	85,631
		$280,338
Telecommunications - Wireless – 2.2%
KDDI Corp.	2,600	$75,605
Vodafone Group PLC	26,724	44,112
		$119,717
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	1,932	$27,151
Tobacco – 2.4%
British American Tobacco PLC	980	$38,756
Imperial Tobacco Group PLC	840	15,268
Japan Tobacco, Inc.	2,400	47,568
Philip Morris International, Inc.	396	29,051
		$130,643
Utilities - Electric Power – 3.4%
CLP Holdings Ltd.	5,500	$53,890
Exelon Corp.	662	25,361
FirstEnergy Corp.	659	27,849
NextEra Energy Partners LP	333	17,020
Southern Co.	463	26,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Vistra Energy Corp.	1,667	$34,073
		$184,616
Total Common Stocks		$5,389,045
Preferred Stocks – 0.3%
Electronics – 0.3%
Samsung Electronics Co. Ltd.	482	$16,677
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.19% (v)	149,609	$149,624

Other Assets, Less Liabilities – (1.1)%		(61,240)
Net Assets – 100.0%		$5,494,106
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $149,624 and $5,405,722, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,117,981	$—	$—	$3,117,981
Japan	443,924	—	—	443,924
Switzerland	—	286,704	—	286,704
United Kingdom	16,136	241,696	—	257,832
France	—	189,326	—	189,326
South Korea	178,726	—	—	178,726
Canada	144,384	—	—	144,384
China	123,371	—	—	123,371
Taiwan	120,271	—	—	120,271
Other Countries	266,633	276,570	—	543,203
Mutual Funds	149,624	—	—	149,624
Total	$4,561,050	$994,296	$—	$5,555,346
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$156,608	$966,807	$973,778	$4	$(17)	$149,624
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,029	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2020, are as follows:
United States	58.4%
Japan	8.1%
Switzerland	5.2%
United Kingdom	4.7%
France	3.4%
South Korea	3.3%
Canada	2.6%
China	2.2%
Taiwan	2.2%
Other Countries	9.9%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.